RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Net Assets [Abstract]
Schedule of movement of statutory reserve
	December 31,
	2017	2018
	$	$

At the beginning of the financial year	46	46
Transferred from retained earnings	–	–

At the end of the financial year	46	46